Interim and Bridge Funding Facilities - Schedule of Interim and Bridge Funding Facilities (Parenthetical) (Detail) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2010
Debt Instrument [Line Items]
Interest expense	$ 7,729,000	$ 42,092,000
Rio Tinto [Member]
Debt Instrument [Line Items]
Front end fee		7,917,000
Commitment fees, amount		71,710,000
Interim Funding Facility [Member] | Rio Tinto [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity				1,800,000,000
Effective annual interest rate	Effective annual interest rate equaled 90% of the sum of the three-month LIBOR and 6.5%.
Effective annual percent based on percentage of three month LIBOR	90.00%
Basis spread on interim funding facility interest rate	6.50%
Interest expense	4,200,000	123,500,000
Capitalized development costs		87,300,000
New Bridge Facility [Member] | Rio Tinto [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			600,000,000
Effective annual interest rate	An interest rate of LIBOR plus 5.0% per annum on drawn amounts
Basis spread on interim funding facility interest rate			5.00%
Interest expense	800,000	5,700,000
Capitalized development costs		4,700,000
Front end fee	0	6,700,000	6,000,000
Annual commitment fee, percentage			2.00%
Commitment fees, amount	$ 200,000	$ 2,500,000